Goodwill and intangible assets - Goodwill allocated to business operations according to business segments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 277	£ 258
Consumer, Cards and Payments
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	£ 277	£ 258